U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and Address of issuer:
               INVESCO Bond Funds, Inc.
               4350 South Monaco Street
               Denver, Colorado 80237


2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): _X_


3.   Investment Company Act File Number: 811-2674

     Securities Act File Number:   002-57151

4(a) Last day of fiscal year for which this Form is filed: August 31, 2001

4(b) ____ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c) ____ Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)   Aggregate sales price of securities
           sold  during the  fiscal  year pursuant
           to section 24(f)                             $1,715,416,737
                                                        --------------
     (ii)  Aggregate price of securities
           redeemed or repurchased during
           the fiscal year:                             $1,605,588,717
                                                        --------------

    (iii)  Aggregate price of securities
           redeemed or repurchased during any
           prior fiscal year ending no earlier
           than October 1, 1995 that were
           not previously used to reduce
           registration fees payable to the
           Commission                                   $0
                                                        --
     (iv)  Total available redemption credits
          [add items 5(ii) and 5(iii)]                  $1,605,588,717
                                                        --------------

      (v)  Net sales - if item 5(i) is greater
           than item 5(iv) [subtract item 5(iv)
           from item 5(i)]                             $ 109,828,020
                                                       -------------

     (vi)  Redemption credits available for
           use in future years - if item 5(i)
           is less than item 5(iv) [subtract
           item 5(iv) from item 5(i)]                   $0
                                                        --

    (vii)  Multiplier for determining
           registration fee (See Instruction C.9)       x0.00025
                                                        --------

   (viii)  Registration fee due [multiply item
           5(v) by item 5(vii)] (enter "0" if
           no fee is due):                              = $27,457.00
                                                        ------------

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

7.   Interest  due - if this Form is being
     filed more than 90 days after the end
     of the Issuer's fiscal year (see
     instruction D) :                           +$0
                                                ---

8.   Total of the amount of the registration
     fee due plus any interest due [line
     5(viii) plus line 7]:                      =$27,457.00
                                                -----------

9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:
                              _X_  Wire Transfer
                              ___  Mail or other means

                                   SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

               INVESCO Bond Funds, Inc.
                        High Yield Fund
                        Select Income Fund
                        Tax-Free Bond Fund
                        U.S. Government Securities Fund



                              By:/s/ Raymond R. Cunningham
                                 -------------------------
                                 Raymond R. Cunningham
                                 President


Date: November 28, 2001